Credit facility (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Credit Risk [Abstract]
Schedule of credit facilities

The Company has provided its senior lenders with a general security interest in all present and after acquired personal property of the Company, including certain pledged financial instruments, cash and cash equivalents.

	As at
	December 31, 2024	December 31, 2023

Credit facility - funds drawn	48,792	49,405

Schedule of principal and interest balance outstanding for credit facility

	As at
	December 31, 2024	December 31, 2023
Balance, beginning of the period	49,405	46,180
Advances from credit facility	1,904	5,344
Payments on credit facility	(2,517)	(2,119)
Interest payable	—	—
Balance, end of the period	48,792	49,405